Goodwill and intangible assets	12 Months Ended
Dec. 31, 2017
Goodwill and intangible assets
Goodwill and intangible assets

Note 10. Goodwill and intangible assets

Goodwill represents the excess of the amount paid to acquire subsidiaries over the fair value of identifiable net assets at the date of acquisition. Intangible assets consist primarily of distribution relationships, trade names, customer relationships, technology, and insurance licenses. Finite-life intangible assets are measured at their acquisition date fair values, are amortized over their economic lives, and presented net of accumulated amortization on the balance sheet.

Goodwill is not amortized, but rather is evaluated for impairment on an annual basis, or whenever indications of potential impairment exist. In the absence of any indications of potential impairment, the evaluation of goodwill is performed during the fourth quarter of each year. Sirius Group uses widely accepted valuation techniques to determine the fair value of its reporting units used in its annual goodwill impairment analysis. Sirius Group’s valuation is primarily based on qualitative and quantitative assessments regarding the fair value of the reporting unit relative to its carrying value. Sirius Group models the fair value of the reporting unit based on projected earnings and cash flows of the reporting unit.

Intangible assets with indefinite lives are evaluated for impairment at least annually and when events or changes in circumstances indicate that it is more likely than not that the asset is impaired.

The following table shows the change in goodwill, intangible assets with an indefinite life, and intangible assets with a finite life during the years ended December 31, 2017 and 2016:

		Intangible	Intangible
		assets with an	assets with
	Goodwill	indefinite life	a finite life	Total
	(Millions)
Net balance at December 31, 2015(1)	$—	$10.2	$—	$10.2
Additions	—	—	—	—
Sales(2)	—	(5.2)	—	(5.2)
Foreign currency translation	—	—	—	—
Impairments	—	—	—	—
Amortization	—	—	—	—
Net balance at December 31, 2016(1)	—	5.0	—	5.0
Additions(3)	400.7	27.0	199.5	627.2
Sales	—	—	—	—
Foreign currency translation(3)	0.3	—	—	0.3
Impairments(3)	—	(5.0)	—	(5.0)
Amortization(3)	—	—	(10.2)	(10.2)
Net balance at December 31, 2017	$401.0	$27.0	$189.3	$617.3
(1)	Net balance at December 31, 2016 and 2015 for Intangible assets with an indefinite life relate to insurance licenses allocated to the Runoff & Other segment.
(2)	Intangible assets related to insurance licenses sold with Ashmere during 2016. (See Note 3.)
(3)	Additions, foreign currency translation, impairments, and amortization in 2017 relate Armada and IMG and are allocated to the Global A&H segment.

For the year ended December 31, 2017, Sirius Group recognized an impairment of Intangible assets with an indefinite life that relate to a trade name intangible asset acquired as part of the acquisition of IMG. The impairment resulted from lower than anticipated growth when comparing the forecasted results at the time of acquisition against a reforecast of results at year end. A quantitative impairment review of the IMG trade name intangible asset was performed by applying the royalty replacement method to determine the asset’s fair value as of December 31, 2017. Under the royalty replacement method, the fair value of IMG’s trade names intangible asset was determined based on a market participant’s view of the royalty that would be paid to license the right to use the trade name. This quantitative analysis incorporated several assumptions including forecasted future revenues and cash flows, estimated royalty rate, based on similar licensing transactions and market royalty rates, and discount rate, which incorporates assumptions such as weighted-average cost of capital and risk premium. As a result of this impairment test, the carrying value of IMG’s trade names intangible asset exceeded its estimated fair value and an impairment of $5.0 million was recorded as Impairment of intangible assets on the Consolidated Statements of (Loss) Income for the year ended December 31, 2017. For the years ended December 31, 2016 and 2015, Sirius Group did not recognize any impairments on Intangible assets with an indefinite life.

The following tables presents components of goodwill and intangible assets at December 31, 2017 and 2016:

	2017
				Foreign
	Gross	Accumulated		Currency	Net
	Balance	Amortization	Impairments	Translation	Balance
	(Millions)
Customer relationships—finite life(1)	$17.0	$(0.8)	$—	$—	$16.2
Distribution relationships—finite life(1)	151.0	(6.2)	—	—	144.8
Goodwill—infinite life(1)	400.7	—	—	0.3	401.0
Insurance licenses—infinite life(2)	5.0	—	—	—	5.0
Technology—finite life(1)	15.5	(1.6)	—	—	13.9
Trade names—finite life(1)	16.0	(1.6)	—	—	14.4
Trade names—infinite life(1)	27.0	—	(5.0)	—	22.0
Net balance at December 31, 2017	$632.2	$(10.2)	$(5.0)	$0.3	$617.3
(1)	Allocated to the Global A&H segment.
(2)	Allocated to the Runoff & Other segment.

2016
Foreign
	Gross	Accumulated		Currency	Net
	Balance	Amortization	Impairments	Translation	Balance
(Millions)
Customer relationships—finite life	$—	$—	$—	$—	$—
Distribution relationships—finite life	—	—	—	—	—
Goodwill—infinite life	—	—	—	—	—
Insurance licenses—infinite life(1)	5.0	—	—	—	5.0
Technology—finite life	—	—	—	—	—
Trade names—finite life	—	—	—	—	—
Trade names—infinite life	—	—	—	—	—
Net balance at December 31, 2016	$5.0	$—	$—	$—	$5.0
(1)	Allocated to the Runoff & Other segment.

The amortization of intangibles assets for the year ended December 31, 2017 was $10.2 million. There was no amortization of intangible assets during the years ended December 31, 2016 or 2015.

The estimated remaining amortization expense for Sirius Group’s intangible assets with finite lives is as follows:

(Millions)
2018	$15.8
2019	15.8
2020	15.8
2021	15.8
2022	14.6
2023 and thereafter	111.5
Total remaining amortization expense	$189.3

The estimated remaining useful lives of these intangible assets range from 5.0 to 22.5 years.